Income Taxes - Summary of Components of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal
State
Foreign	3,563	747
Total current	3,563	747
Federal
State
Foreign
Total deferred
Total income tax provision (benefit)		$ 747